LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
LEASE OBLIGATIONS
NOTE I – LEASE OBLIGATIONS

The Company is committed under several long-term operating leases which provide for minimum lease payments. Certain leases contain options for renewal. Total rental expense under these operating leases amounted to $249,000 and $125,000 as of December 31, 2013 and 2012, respectively.

The Company is also committed under one long-term capital lease agreement. The capital lease agreement had an outstanding balance of $1,286,000 and $1,415,000 at December 31, 2013 and 2012, respectively (included in other liabilities). This lease has a remaining term of 8 years at December 31, 2013. Assets related to the capital lease are included in premises and equipment and the cost consists of $2.6 million less accumulated depreciation of approximately $605,712 and $346,110 at December 31, 2013 and 2012, respectively.

Minimum future lease payments for the operating and capital leases at December 31, 2013 were as follows:

	Operating
	Leases	Capital Lease

	(In thousands)

2014	$265	$166
2015	236	166
2016	229	168
2017	167	191
2018	126	191
Thereafter	816	557

Total Minimum Lease Payments	$1,839	$1,439

Less: Amounts representing interest		(153)

Present value of minimum lease payments		$1,286